Supplemental Financial Statement Information (Property, Plant And Equipment) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,584,535	$ 1,621,115	$ 1,603,383	$ 1,238,618
Less: accumulated depreciation	643,252	654,120	638,166	626,831
Property, plant and equipment, net	$ 941,283	$ 966,995	$ 965,217	611,787
Land [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Indefinite	Indefinite	Indefinite
Property, plant and equipment, gross	$ 34,359	$ 35,581	$ 34,389	31,890
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 13,329	$ 13,441	$ 13,249	12,812
Buildings And Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years	20 years	20 years
Property, plant and equipment, gross	$ 71,748	$ 72,248	$ 71,923	68,492
Vehicles, Including Transport Trailers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		213,038	228,646	95,701
Bulk Equipment And District Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	110,833	111,669	111,657	109,739
Tanks, Cylinders And Customer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	771,569	768,720	772,904	772,402
Salt water disposal wells [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 44,969	$ 52,095	$ 38,460	24,288
Rail cars [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years	30 years	30 years
Property, plant and equipment, gross	$ 150,392	$ 173,513	$ 150,235	0
Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 120,896	$ 121,055	$ 123,386	116,265
Injection stations [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years	20 years	20 years
Property, plant and equipment, gross	$ 38,562	$ 32,178	$ 37,619	0
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 21,665	$ 23,503	$ 16,841	7,029
Pipelines [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years	15 years	15 years
Property, plant and equipment, gross	$ 4,074	$ 4,074	$ 4,074	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			2 years
Minimum [Member] | Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years	2 years	2 years
Minimum [Member] | Vehicles, Including Transport Trailers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years	8 years	8 years
Minimum [Member] | Bulk Equipment And District Facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years	5 years
Minimum [Member] | Tanks, Cylinders And Customer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years	2 years	2 years
Minimum [Member] | Salt water disposal wells [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years	2 years	2 years
Minimum [Member] | Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years	2 years	2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			30 years
Maximum [Member] | Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years	20 years	20 years
Maximum [Member] | Vehicles, Including Transport Trailers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years	20 years	20 years
Maximum [Member] | Bulk Equipment And District Facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years	30 years	30 years
Maximum [Member] | Tanks, Cylinders And Customer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years	30 years	30 years
Maximum [Member] | Salt water disposal wells [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	23 years	23 years	23 years
Maximum [Member] | Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years	5 years